Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cost
Notes and accounts receivable	$142,771.6	$193,733.2
Less: Loss allowance	(246.6)	(347.0)

	142,525.0	193,386.2
At FVTOCI	2,955.3	4,199.9

	$145,480.3	$197,586.1

Movements of Allowance for Doubtful Receivables
Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$7.3	$325.3	$246.6
Provision (Reversal)	318.2	(78.5)	100.4
Effect of exchange rate changes	(0.2)	(0.2)	—

Balance, end of year	$325.3	$246.6	$347.0

Trade accounts and notes receivable [member]
Statement [LineItems]
Aging Analysis of Notes and Accounts Receivable, Net
Aging analysis of notes and accounts receivable

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Not past due	$140,933.6	$191,740.0
Past due
Past due within 30 days	4,784.4	6,186.8
Past due 31-60 days	8.7	6.2
Past due 61-120 days	0.1	0.1
Past due over 121 days	0.1	—
Less: Loss allowance	(246.6)	(347.0)

	$145,480.3	$197,586.1